Property, Plant and Equipment - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Assets Under Construction [Member] | Paris [member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets under construction	$ 1.4
Assets Under Construction [Member] | North Carolina [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets under construction	1.1
Calyxt Inc. [member] | Assets Put In Service [member] | Raleigh And Paris [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets put in service	$ 1.3